Credit risk concentrations	12 Months Ended
Dec. 31, 2023
Risks and Uncertainties [Abstract]
Credit risk concentrations
Note 7: Credit risk concentrations

Concentrations of credit risk in the lending and off-balance sheet credit-related arrangements portfolios arise when a number of customers are engaged in similar business activities, are in the same geographic region, or when they have similar economic features that would cause their ability to meet contractual obligations to be similarly affected by changes in economic conditions. The Bank regularly monitors various segments of its credit risk portfolio to assess potential concentrations of risks and to obtain collateral when deemed necessary. In the Bank's commercial portfolio, risk concentrations are evaluated primarily by industry and by geographic region of loan origination. In the consumer portfolio, concentrations are evaluated primarily by products. Credit exposures include loans, guarantees and acceptances, letters of credit and commitments for undrawn lines of credit. Unconditionally cancellable credit cards and overdraft lines of credit are excluded from the tables below.

The following table summarizes the credit exposure of the Bank by geographic region. The exposure amounts disclosed below do not include accrued interest and are gross of allowances for credit losses and gross of collateral held.

	December 31, 2023				December 31, 2022
Geographic region	Cash and cash equivalents, resell agreements and short-term investments	Loans	Off-balance sheet	Total credit exposure	Cash and cash equivalents, resell agreements and short-term investments	Loans	Off-balance sheet	Total credit exposure
Belgium	2,815	—	—	2,815	2,641	—	—	2,641
Bermuda	39,843	1,772,429	189,190	2,001,462	40,671	1,920,467	243,904	2,205,042
Canada	1,198,290	—	—	1,198,290	1,216,876	—	—	1,216,876
Cayman Islands	46,870	1,171,213	197,333	1,415,416	36,609	1,236,373	233,599	1,506,581
Germany	1,637	—	—	1,637	20,422	—	—	20,422
Guernsey	1	630,157	180,179	810,337	1	674,562	199,714	874,277
Ireland	13,849	—	—	13,849	26,597	—	—	26,597
Japan	15,831	—	—	15,831	13,071	—	—	13,071
Jersey	—	181,647	17,514	199,161	—	150,769	35,042	185,811
Norway	94,698	—	—	94,698	99,777	—	—	99,777
Switzerland	1,952	—	—	1,952	2,748	—	—	2,748
The Bahamas	990	5,625	—	6,615	1,521	7,510	—	9,031
United Kingdom	558,724	1,010,537	162,002	1,731,263	715,750	1,131,710	108,406	1,955,866
United States	894,259	—	—	894,259	865,671	—	—	865,671
Other	2,200	—	—	2,200	2,781	—	—	2,781
Total gross exposure	2,871,959	4,771,608	746,218	8,389,785	3,045,136	5,121,391	820,665	8,987,192